Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, authorized	10,000,000
Preferred shares, issued	1,000,000
Preferred shares, outstanding	1,000,000
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	340,000,000	50,000,000
Common shares, issued	69,591,389	48,043,788
Common shares, outstanding	69,591,389	48,043,788
Treasury stock shares	115,514